Average Annual Total Returns - FidelitySustainabilityBondIndexFund-PRO - FidelitySustainabilityBondIndexFund-PRO - Fidelity Sustainability Bond Index Fund	Oct. 30, 2024
Fidelity Sustainability Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.43%
Past 5 years	0.94%
Since Inception	1.19%	[1]
Fidelity Sustainability Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.19%
Past 5 years	(0.01%)
Since Inception	0.21%	[1]
Fidelity Sustainability Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.19%
Past 5 years	0.34%
Since Inception	0.52%	[1]
IXYQV
Average Annual Return:
Past 1 year	5.48%
Past 5 years	1.09%
Since Inception	1.34%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.34%

[1]	A From June 19, 2018 .